GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

NOTE 10   - GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.      Sales by geographic area (as percentage of total sales):

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
	%	%	%
Taiwan, R.O.C.	45	52	52
USA	26	15	23
Korea	11	6	9
Singapore	3	5	6
China	4	6	3
Europe	9	13	6
Other	2	3	1
Total	100	100	100

B.      Sales by major customers (as percentage of total sales):

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
	%	%	%

Customer A	4	4	7
Customer B	4	4	10
Customer C	36	44	41
Customer D	1	1	5
Customer E	9	5	6
Customer F	21	14	11
Others	25	28	20
Total	100	100	100

C.      Assets by location:

Substantially all fixed assets are located in Israel.